Investment Objectives and Goals - Tactical Multi-Purpose Fund	Dec. 18, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tactical Multi-Purpose Fund (the “Fund”) seeks positive total returns over the long-term regardless of market conditions in the U.S. and foreign equity markets.